Income taxes - Schedule of Effective Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal income taxes at 21%					$ 46,530	$ 66,979	$ (159,287)
Foreign tax credit reduction					10,175	0	0
Provision to return adjustments					(6,792)	1,416	(43)
State income taxes, net of federal benefit					6,591	9,712	1,638
Stock-based compensation					4,446	16,205	2,593
Federal research and experimentation credits					(4,067)	(756)	(4,974)
Other non-deductible Irish expenses					3,617	2,285	15,852
Foreign rate differential					(3,404)	25	2,154
Change in valuation allowance					3,283	(48,107)	2,438
ASC 740-10 reserve					2,230	(1,860)	2,282
Other					1,974	5,705	339
Change in fair value of convertible notes					0	0	140,271
IP transfer					0	(4,204)	0
Income tax expense	$ (3,903)	$ 19,244	$ 21,143	$ 43,481	$ 64,583	$ 47,400	$ 3,263